Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Achilles Therapeutics plc
Entity Central Index Key	0001830749
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	40,603,489
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity File Number	001-40299
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W6 8PW
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG, LLC
Auditor Location	Reading, United Kingdom
Auditor Firm ID	1118
Business Contact
Document Information [Line Items]
Contact Personnel Name	Daniel C.C. Hood
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W6 8PW
City Area Code	+44
Local Phone Number	(0)20 8154 4600
Contact Personnel Email Address	legal@achillestx.com
American Depository Shares
Document Information [Line Items]
Trading Symbol	ACHL
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value of £0.001 per share
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true